Commitments (Tables)	12 Months Ended
Mar. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2014	$15,893
2015	13,031
2016	10,930
2017	9,359
2018	6,249
Thereafter	15,534

$70,996